EXPLORATION AND EVALUATION EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EXPLORATION AND EVALUATION EXPENSES
Share-based compensation	$ 3,569	$ 9,628
Exploration and evaluation expenses	9,456	7,427
Exploration and evaluation expenses
EXPLORATION AND EVALUATION EXPENSES
Wages and benefits	3,087	3,274
Share-based compensation	511	898
Engineering		162
Consulting fees	1,636	554
Materials, consumables, and supplies	630	824
Maintenance and subcontracting	782	1,252
Geology and drilling	19	31
Utilities	360	420
Depreciation and amortization	265	283
Other	253	95
Uatnan mining project	100	309
Grants	(119)	(37)
Tax credits	1,932	(638)
Exploration and evaluation expenses	$ 9,456	$ 7,427